Acquisition of Vidello (Details Narrative) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 31, 2025	Dec. 18, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 14, 2023
Business Combination [Line Items]
Net income			$ (7,793,756)	$ (3,643,479)	$ (3,955,328)	$ (4,290,132)	$ (11,437,235)	$ (8,245,459)	$ (31,513,389)	$ (14,406,262)
Common stock par value			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par value			$ 0.0001				$ 0.0001		0.0001	$ 0.0001	$ 0.0001
Common Class A [Member]
Business Combination [Line Items]
Common stock par value											$ 0.0001
Series FE Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock, par value									$ 0.0001
Vidello Limited [Member]
Business Combination [Line Items]
Cash consideration	$ 2,745,031
Amount withheld for indemnification expenses and other holdback provisions	2,500,000
Amount withheld as security for obligations of company shareholders	1,000,000
Amount withheld as security for obligations of company shareholders to complete the transition, integration and related matters	500,000
Business Acquisition, Business acquisition, amount withheld subject to certain revenue related conditions.	$ 1,000,000
Business acquisition, revenue holdback period	180 days
Transaction costs	$ 730,000
Total consideration paid	$ 6,267,747
Vidello Limited [Member] | Common Class A [Member]
Business Combination [Line Items]
Shares / Warrants issued	89,820
Vidello [Member]
Business Combination [Line Items]
Net income			$ 163,000				$ 484,000
Open Reel [Member]
Business Combination [Line Items]
Transaction costs		$ 209,085
Total consideration paid		$ 20,826,920
Net income									$ 32,000
Consideration received on transaction		10 days
Open Reel [Member] | Minimum [Member]
Business Combination [Line Items]
Conversion price, threshold value per share		$ 15.00
Open Reel [Member] | Maximum [Member]
Business Combination [Line Items]
Conversion price, threshold value per share		$ 22.50
Open Reel [Member] | Pre Funded Warrant [Member]
Business Combination [Line Items]
Shares / Warrants issued		1,176,950
Total consideration paid		$ 19,300,805
Warrants exercise price		$ 0.0001
Consideration received on transaction		$ 19,600,000
Open Reel [Member] | Common Class A [Member]
Business Combination [Line Items]
Shares / Warrants issued		93,056
Common stock par value		$ 0.0001
Open Reel [Member] | Common Class A [Member] | Pre Funded Warrant [Member]
Business Combination [Line Items]
Number of shares called by each warrant		1
Open Reel [Member] | Series FE Preferred Stock [Member]
Business Combination [Line Items]
Shares / Warrants issued		1
Preferred stock, par value		$ 0.0001